Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues, net	$ 655,847	$ 724,343
Cost of goods sold	331,279	359,889
Gross profit	324,568	364,454
Operating expenses:
Selling, general, and administrative	247,454	254,842
Impairment loss	105,101	2,320
Total operating expenses	352,555	257,162
(Loss) income from operations	(27,987)	107,292
Other expense, net:
Interest expense, net	(56,280)	(54,601)
Other expense, net	(11,155)	(63,307)
Total other expense, net	(67,435)	(117,908)
Loss before income taxes	(95,422)	(10,616)
Income tax expense	(44,622)	(49,873)
Net loss	(140,044)	(60,489)
Net (loss) income attributable to non-controlling interests, net of tax	(4,636)	13,949
Net loss attributable to Cresco Labs Inc.	$ (135,408)	$ (74,438)
Net loss per share - attributable to Cresco Labs Inc. shareholders:
Basic loss per share (in USD per share)	$ (0.38)	$ (0.22)
Diluted loss per share (in USD per share)	$ (0.38)	$ (0.22)
Basic weighted-average shares outstanding (in shares)	355,007,044	345,474,155
Weighted Average Number of Shares Outstanding, Diluted	355,007,044	345,474,155
Comprehensive loss:
Net loss	$ (140,044)	$ (60,489)
Foreign currency translation differences, net of tax	601	(1,081)
Total comprehensive loss for the period	(139,443)	(61,570)
Comprehensive (loss) income attributable to non-controlling interests, net of tax	(4,636)	13,949
Total comprehensive loss attributable to Cresco Labs Inc.	$ (134,807)	$ (75,519)